NATIXIS FUNDS

Supplement dated August 20, 2020 to the Statement of Additional Information dated, May 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

AlphaSimplex Global Alternatives Fund	Gateway Equity Call Premium Fund
AlphaSimplex Managed Futures Strategy Fund	Gateway Fund
AlphaSimplex Multi-Asset Fund	Loomis Sayles Intermediate Municipal Bond Fund
AlphaSimplex Tactical U.S. Market Fund	Loomis Sayles Strategic Alpha Fund

Effective immediately, item (5) listed under the second paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

(5)

Disclosure to Natixis Investment Managers, LLC (“Natixis Investment Managers”), in order to satisfy certain reporting obligations to its parent company and for its own risk management purposes; provided that Natixis Investment Managers agrees to maintain seed capital invested in the Funds for a set period and does not effect a redemption of Fund shares while in possession of information that is not publicly available to other investors in the Fund. Natixis Investment Managers and its parent utilize a third-party service provider, Aptimum Formation Développment (“Aptimum”), to assist with its analysis of risk. Any sharing of holdings information with Aptimum is subject to a confidentiality agreement; and

Effective immediately, the information for ICE Data Services in the table under the third paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

Entity	Fund(s)	Holdings	Frequency	Purpose
ICE Data Services	All Funds	Full portfolio holdings	Daily	Performing functions related to the liquidity classification of investments, and facilitating reporting to Natixis Investment Managers as disclosed previously in this section

NATIXIS FUNDS

Supplement dated August 20, 2020 to the Statement of Additional Information dated, April 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund

Effective immediately, item (5) listed under the second paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

(5)

Disclosure to Natixis Investment Managers, LLC (“Natixis Investment Managers”), in order to satisfy certain reporting obligations to its parent company and for its own risk management purposes; provided that Natixis Investment Managers agrees to maintain seed capital invested in the Funds for a set period and does not effect a redemption of Fund shares while in possession of information that is not publicly available to other investors in the Fund. Natixis Investment Managers and its parent utilize a third-party service provider, Aptimum Formation Développment (“Aptimum”), to assist with its analysis of risk. Any sharing of holdings information with Aptimum is subject to a confidentiality agreement;

Effective immediately, the information for ICE Data Services in the table under the third paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

Entity	Fund(s)	Holdings	Frequency	Purpose
ICE Data Services	All Funds	Full portfolio holdings	Daily	Performing functions related to the liquidity classification of investments, and facilitating reporting to Natixis Investment Managers as disclosed previously in this section

NATIXIS FUNDS

Supplement dated August 20, 2020 to the Statement of Additional Information dated, May 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles High Income Fund	Natixis Oakmark Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Oakmark International Fund
Mirova Global Green Bond Fund	Natixis U.S. Equity Opportunities Fund
Mirova Global Sustainable Equity Fund	Vaughan Nelson Small Cap Value Fund
Mirova International Sustainable Equity Fund	Vaughan Nelson Mid Cap Fund

Effective immediately, item (5) listed under the second paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

(5)

Disclosure to Natixis Investment Managers, LLC (“Natixis Investment Managers”), in order to satisfy certain reporting obligations to its parent company and for its own risk management purposes; provided that Natixis Investment Managers agrees to maintain seed capital invested in the Funds for a set period and does not effect a redemption of Fund shares while in possession of information that is not publicly available to other investors in the Fund. Natixis Investment Managers and its parent utilize a third-party service provider, Aptimum Formation Développment (“Aptimum”), to assist with its analysis of risk. Any sharing of holdings information with Aptimum is subject to a confidentiality agreement; and

Effective immediately, the fourth paragraph in the section “Portfolio Holdings Information” is amended to include the following:

As of the date of this supplement, ICE Data Services receives information (daily disclosure of full portfolio holdings) pursuant to exception (6) above, for the purpose of liquidity classification of investments and facilitating reporting to Natixis Investment Managers as disclosed previously in this section;